SHARE CAPITAL (Details)			1 Months Ended					6 Months Ended
	Jun. 13, 2020 USD ($) $ / shares shares	Dec. 13, 2019 USD ($) $ / shares shares	Apr. 20, 2020 USD ($) shares	Apr. 20, 2020 USD ($) shares $ / shares	Mar. 16, 2020 USD ($) shares $ / shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares $ / shares	Jun. 30, 2020 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued							17,864,684	18,234,191
Capital stock price per share | $ / shares								$ 2.37
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants converted into ordinary shares	687,960
Warrants granted to purchase ordinary shares	687,960
Effective price per share | $ / shares	$ 6.99
Reclassification from other reserves to additional paid in capital | $	$ 1,500,000
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Options exercised			7,000					7,000
Value of options exercised | $								$ 13,300
D.N.A. Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		337,553
Proceeds from private placement | $		$ 800,000
Warrants granted to purchase ordinary shares		168,776
Exercise price | $ / shares		$ 2.96
Options vesting description		Exercisable over a three-year period from the date of issuance
Subscription agreements with select group of accredited investors for private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							5,710,153
Proceeds from private placement | $							$ 13,500,000
Share issue price per share | $ / shares							$ 2.37
Options granted to purchase ordinary shares							2,855,095
Warrants granted to purchase ordinary shares							2,855,095
Exercise price | $ / shares							$ 2.96
Options vesting description							Exercisable over a three-years period from the date of issuance
Consultant [Member]
Disclosure of classes of share capital [line items]
Options exercised						31,954
Number of options exrercised to ordinary shares						31,954
Value of options exercised | $						$ 68,000
Certain Employees [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares					201,600
Exercise price | $ / shares					$ 2.14
Options vesting description					The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Service Provider [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares					7,500
Exercise price | $ / shares					$ 2.14
Options vesting description					The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Certain Employees and Service Provider [Member]
Disclosure of classes of share capital [line items]
Fair value of options | $					$ 274,000
Certain Executive Officers [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares					250,000
Exercise price | $ / shares					$ 2.14
Options vesting description					The options vest over 4 years from the date of grant; 25%vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Fair value of options | $					$ 316,000
CEO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares				31,502
Exercise price | $ / shares				$ 1.98
Options vesting description				The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Fair value of options | $			$ 37,000	$ 37,000
Certain Service Providers [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares			21,000
Options vesting description			vest in three equal installments until January 8, 2021
Fair value of options | $								$ 53,200
Options exercised			28,000
Monthly fees for investor relations services | $			$ 5,000